Intangible Assets - Intangible Assets Net, Movement (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Intangible Assets [Line Items]
Beginning balance	$ 13,282
Ending balance	15,673	$ 13,282
Gross Carrying Amount
Disclosure Of Intangible Assets [Line Items]
Beginning balance	14,290	10,595
Additions	3,988	2,760
Disposals	(30)	(286)
Currency Translation Adjustment	(501)	1,221
Ending balance	17,747	14,290
Accumulated Depreciation
Disclosure Of Intangible Assets [Line Items]
Beginning balance	(1,008)	(359)
Additions	(1,092)	(632)
Disposals		60
Currency Translation Adjustment	26	(77)
Ending balance	(2,074)	(1,008)
Goodwill
Disclosure Of Intangible Assets [Line Items]
Beginning balance	8,598
Ending balance	8,298	8,598
Goodwill | Gross Carrying Amount
Disclosure Of Intangible Assets [Line Items]
Beginning balance	8,598	7,834
Currency Translation Adjustment	(300)	764
Ending balance	8,298	8,598
Purchased Software
Disclosure Of Intangible Assets [Line Items]
Beginning balance	2,182
Ending balance	1,658	2,182
Purchased Software | Gross Carrying Amount
Disclosure Of Intangible Assets [Line Items]
Beginning balance	3,071	2,761
Additions	130	324
Disposals		(286)
Currency Translation Adjustment	(111)	272
Ending balance	3,090	3,071
Purchased Software | Accumulated Depreciation
Disclosure Of Intangible Assets [Line Items]
Beginning balance	(889)	(359)
Additions	(565)	(521)
Disposals		60
Currency Translation Adjustment	22	(69)
Ending balance	(1,432)	(889)
Capitalized Internally Developed Software Costs
Disclosure Of Intangible Assets [Line Items]
Beginning balance	2,502
Ending balance	5,717	2,502
Capitalized Internally Developed Software Costs | Gross Carrying Amount
Disclosure Of Intangible Assets [Line Items]
Beginning balance	2,621
Additions	3,858	2,436
Disposals	(30)
Currency Translation Adjustment	(90)	185
Ending balance	6,359	2,621
Capitalized Internally Developed Software Costs | Accumulated Depreciation
Disclosure Of Intangible Assets [Line Items]
Beginning balance	(119)
Additions	(527)	(111)
Currency Translation Adjustment	4	(8)
Ending balance	$ (642)	$ (119)